SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES) (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Deferred tax assets:
Net operating loss carryforwards	$ 96,031	$ 750,087	$ 715,179	$ 391,820
Others			21,654
Deferred tax assets	96,031	750,087	736,833	391,820
Deferred tax assets	96,031	750,087	736,833	391,820
Less: Valuation allowance	(96,031)	(750,087)	(736,833)
Total deferred tax assets, net				$ 391,820